STOCKHOLDERS' (DEFICIT) (Details 2) - Equity Option [Member] - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of warrants outstanding, ending	1,000,000	1,000,000
Weighted average exercise price options outstanding, beginning	$ 0.85	$ 0.85	$ 0
Weighted Average Remaining Term	8 years 3 months	8 years 9 months
Options granted		1,000,000
Weighted average exercise price, granted		$ 0.85
Options exercised
Weighted average exercise price, exercised
Options cancelled
Weighted average exercise price, cancelled
Number of warrants outstanding, ending	1,000,000	1,000,000	1,000,000
Weighted average exercise price options outstanding, ending	$ 0.85	$ 0.85	$ 0.85
Options exercisable	500,000	1,000,000
Weighted average exercise price, options exercisable	$ 0.85	$ 0.85
Weighted Average Remaining Term, exercisable	8 years 3 months	8 years 9 months
Weighted Average Remaining Term, granted			10 years
Weighted Average Remaining Term		8 years 9 months	9 years 9 months